Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Inventories Details Narrative
Allowance for obsolete inventories	$ 30	$ 687	$ 874